PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 54 .9%
United States Treasury Bonds : 0 .4%
1,070,000
4.125
%,
08/15/2053 $ 971,526
0 .4
United States Treasury Inflation Indexed Bonds :
18 .7%
2,958,858
0.125
%,
02/15/2051 1,650,481
0 .8
3,497,544
0.125
%,
02/15/2052 1,924,468
0 .9
2,817,977
0.250
%,
02/15/2050 1,661,983
0 .8
2,885,254
0.625
%,
02/15/2043 2,099,831
1 .0
3,706,403
0.750
%,
02/15/2042 2,810,684
1 .3
4,394,238
0.750
%,
02/15/2045 3,198,313
1 .5
2,766,997
0.875
%,
02/15/2047 2,020,419
0 .9
2,128,731
1.000
%,
02/15/2046 1,618,215
0 .7
2,051,604
1.000
%,
02/15/2048 1,528,472
0 .7
1,889,045
1.000
%,
02/15/2049 1,396,371
0 .6
4,059,557
1.375
%,
02/15/2044 3,398,513
1 .5
3,277,447
1.500
%,
02/15/2053 2,714,629
1 .2
706,238
1.750
%,
01/15/2028 686,187
0 .3
1,578,805
2.125
%,
02/15/2040 1,531,752
0 .7
2,233,456
2.125
%,
02/15/2041 2,162,629
1 .0
2,078,763
2.500
%,
01/15/2029 2,093,599
1 .0
1,265,817
3.375
%,
04/15/2032 1,364,996
0 .6
3,039,136
3.625
%,
04/15/2028 3,194,328
1 .5
3,520,052
3.875
%,
04/15/2029 3,791,245
1 .7
40,847,115
18 .7
United States Treasury Inflation Indexed Notes :
35 .8%
131,063
0.125
%,
10/15/2024 127,070
0 .1
3,188,250
0.125
%,
07/15/2026 2,980,680
1 .4
2,063,983
0.125
%,
10/15/2026 1,919,837
0 .9
1,125,987
0.125
%,
04/15/2027 1,033,937
0 .5
2,423,826
0.125
%,
01/15/2030 2,114,014
1 .0
7,600,785
0.125
%,
07/15/2030 6,590,365
3 .0
7,815,033
0.125
%,
01/15/2031 6,687,105
3 .1
7,846,984
0.125
%,
07/15/2031 6,666,997
3 .0
8,800,105
0.125
%,
01/15/2032 7,377,990
3 .4
4,099,090
0.250
%,
07/15/2029 3,653,668
1 .7
206,194
0.375
%,
07/15/2027 191,266
0 .1
9,106,099
0.625
%,
07/15/2032 7,940,307
3 .6
5,741,974
0.750
%,
07/15/2028 5,345,215
2 .4
5,038,604
0.875
%,
01/15/2029 4,676,926
2 .1
9,215,635
1.125
%,
01/15/2033 8,329,049
3 .8
4,550,460
1.250
%,
04/15/2028 4,328,071
2 .0
5,067,879
1.375
%,
07/15/2033 4,689,759
2 .1
3,710,650
1.625
%,
10/15/2027 3,603,843
1 .6
78,256,099
35 .8
Total U.S. Treasury
Obligations
(Cost $137,974,383)
120,074,740
54 .9
CORPORATE BONDS/NOTES : 22 .4%
Basic Materials : 0 .1%
65,000
(1)
Glencore Funding LLC,
3.875%,
10/27/2027 60,535
0.0
191,000
(1)
Glencore Funding LLC,
6.375%,
10/06/2030 190,627
0 .1
251,162
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications : 2 .0%
39,000  AT&T, Inc., 3.550%,
09/15/2055 $ 23,899
0.0
109,000  AT&T, Inc., 3.650%,
09/15/2059 66,390
0.0
323,000  AT&T, Inc., 4.300%,
02/15/2030 294,227
0 .1
175,000  AT&T, Inc., 4.500%,
03/09/2048 132,503
0 .1
181,000  AT&T, Inc., 5.400%,
02/15/2034 169,476
0 .1
101,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 60,456
0.0
258,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.950%,
06/30/2062 146,545
0 .1
338,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 236,595
0 .1
155,000  FactSet Research
Systems, Inc., 3.450%,
03/01/2032 128,556
0 .1
153,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 144,394
0 .1
394,000  Motorola Solutions, Inc.,
2.750%,
05/24/2031 311,487
0 .1
33,000  Motorola Solutions, Inc.,
5.500%,
09/01/2044 28,964
0.0
100,000  Motorola Solutions, Inc.,
5.600%,
06/01/2032 95,733
0.0
423,000  Sprint LLC, 7.125%,
06/15/2024 425,939
0 .2
543,000  Sprint LLC, 7.625%,
02/15/2025 551,378
0 .3
231,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 215,929
0 .1
234,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 176,429
0 .1
534,000  Verizon
Communications, Inc.,
2.100%,
03/22/2028 458,889
0 .2
675,000  Verizon
Communications, Inc.,
5.050%,
05/09/2033 631,023
0 .3
4,298,812
2 .0
Consumer, Cyclical : 0 .1%
95,000  Lowe's Cos., Inc.,
1.700%,
09/15/2028 79,375
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
190,000  Lowe's Cos., Inc.,
1.700%,
10/15/2030 $ 145,826
0 .1
225,201
0 .1
Consumer, Non-cyclical : 2 .5%
484,000  AbbVie, Inc., 4.500%,
05/14/2035 437,601
0 .2
110,000  Altria Group, Inc.,
2.450%,
02/04/2032 83,037
0.0
109,000  Altria Group, Inc.,
3.400%,
02/04/2041 70,893
0.0
328,000  Amgen, Inc., 4.050%,
08/18/2029 304,613
0 .1
100,000  Amgen, Inc., 4.200%,
02/22/2052 74,987
0.0
227,000  Amgen, Inc., 5.150%,
03/02/2028 223,337
0 .1
121,000  Amgen, Inc., 5.650%,
03/02/2053 113,332
0 .1
168,000  Amgen, Inc., 5.750%,
03/02/2063 155,121
0 .1
41,000  BAT Capital Corp.,
4.540%,
08/15/2047 28,253
0.0
20,000  BAT Capital Corp.,
4.758%,
09/06/2049 14,088
0.0
100,000  BAT Capital Corp.,
7.081%,
08/02/2053 94,559
0.0
446,000  BAT International
Finance PLC, 4.448%,
03/16/2028 416,106
0 .2
150,000  BHSH System
Obligated Group 19A,
3.487%,
07/15/2049 105,491
0 .1
225,000  CommonSpirit Health,
2.782%,
10/01/2030 185,353
0 .1
300,000  CommonSpirit Health,
3.817%,
10/01/2049 211,437
0 .1
115,000  Elevance Health, Inc.,
6.100%,
10/15/2052 115,888
0 .1
80,000  Equifax, Inc., 5.100%,
06/01/2028 77,368
0.0
300,000  Franciscan Missionaries
of Our Lady Health
System, Inc. B,
3.914%,
07/01/2049 205,025
0 .1
380,000  Gilead Sciences, Inc.,
2.600%,
10/01/2040 251,143
0 .1
119,000  Global Payments, Inc.,
4.950%,
08/15/2027 114,441
0 .1
345,000  HCA, Inc., 3.500%,
09/01/2030 292,005
0 .1
107,000  HCA, Inc., 5.625%,
09/01/2028 104,396
0 .1
273,000  HCA, Inc., 5.875%,
02/01/2029 268,694
0 .1
150,000  Kaiser Foundation
Hospitals 2021,
3.002%,
06/01/2051 94,595
0.0
80,000  Moody's Corp., 3.100%,
11/29/2061 46,557
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
212,000  Moody's Corp., 4.250%,
08/08/2032 $ 192,557
0 .1
175,000  Mount Nittany Medical
Center Obligated
Group 2022, 3.799%,
11/15/2052 124,946
0 .1
204,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 192,918
0 .1
236,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 215,779
0 .1
187,000  Philip Morris
International, Inc.,
4.875%,
02/15/2028 181,272
0 .1
25,000
(1)
S&P Global, Inc.,
5.250%,
09/15/2033 24,382
0.0
129,000  Shire Acquisitions
Investments Ireland
DAC, 3.200%,
09/23/2026 120,512
0 .1
54,000  Thermo Fisher
Scientific, Inc., 2.000%,
10/15/2031 41,910
0.0
187,000  Thermo Fisher
Scientific, Inc., 5.086%,
08/10/2033 180,888
0 .1
139,000  UnitedHealth Group,
Inc., 2.900%,
05/15/2050 85,492
0.0
61,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 47,039
0.0
5,496,015
2 .5
Energy : 5 .0%
40,000  Apache Corp., 4.750%,
04/15/2043 29,179
0.0
104,000  Apache Corp., 5.100%,
09/01/2040 82,732
0.0
254,000
(1)
Cameron LNG LLC,
3.302%,
01/15/2035 202,468
0 .1
288,000
(1)
Cameron LNG LLC,
3.402%,
01/15/2038 227,380
0 .1
271,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 240,564
0 .1
479,000  Cheniere Corpus Christi
Holdings LLC, 5.125%,
06/30/2027 465,683
0 .2
402,000  Cheniere Energy
Partners L.P., 3.250%,
01/31/2032 319,953
0 .1
270,000  Cheniere Energy
Partners L.P., 4.000%,
03/01/2031 231,120
0 .1
485,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 439,698
0 .2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
152,000
(1)
Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 $ 146,789
0 .1
125,000  Devon Energy Corp.,
4.500%,
01/15/2030 113,654
0 .1
649,000  Diamondback
Energy, Inc., 3.125%,
03/24/2031 541,049
0 .2
561,000  Diamondback
Energy, Inc., 3.250%,
12/01/2026 524,813
0 .2
1,397,000  Diamondback
Energy, Inc., 3.500%,
12/01/2029 1,240,668
0 .6
116,000  Enbridge, Inc., 5.700%,
03/08/2033 111,196
0.0
17,000  Energy Transfer L.P.,
3.900%,
05/15/2024 16,777
0.0
332,000  Energy Transfer L.P.,
5.000%,
05/15/2050 260,851
0 .1
1,025,000  Energy Transfer L.P.,
5.500%,
06/01/2027 1,009,511
0 .5
106,000  Energy Transfer L.P.,
6.250%,
04/15/2049 97,423
0.0
425,000
(1)
EQT Corp., 3.625%,
05/15/2031 359,966
0 .2
143,000  EQT Corp., 3.900%,
10/01/2027 132,382
0 .1
463,000  EQT Corp., 5.700%,
04/01/2028 454,231
0 .2
207,000  Kinder Morgan, Inc.,
5.200%,
06/01/2033 191,588
0 .1
96,000
(1)
NGPL PipeCo LLC,
3.250%,
07/15/2031 76,448
0.0
271,000
(1)
NGPL PipeCo LLC,
4.875%,
08/15/2027 255,972
0 .1
462,000  Northwest Pipeline LLC,
4.000%,
04/01/2027 436,546
0 .2
133,000  Occidental Petroleum
Corp., 7.875%,
09/15/2031 144,050
0 .1
61,000  ONEOK, Inc., 6.625%,
09/01/2053 59,804
0.0
413,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 385,014
0 .2
249,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 241,681
0 .1
217,000  Targa Resources Corp.,
6.125%,
03/15/2033 212,900
0 .1
240,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 215,238
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
238,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.000%,
01/15/2028 $ 226,597
0 .1
438,000
(1)
Texas Eastern
Transmission L.P.,
3.500%,
01/15/2028 400,125
0 .2
172,000
(1)
Texas Eastern
Transmission L.P.,
4.150%,
01/15/2048 125,246
0 .1
174,000  Transcontinental Gas
Pipe Line Co. LLC,
4.000%,
03/15/2028 162,194
0 .1
558,000  Transcontinental Gas
Pipe Line Co. LLC,
7.850%,
02/01/2026 580,341
0 .3
85,000  Western Midstream
Operating L.P., 6.350%,
01/15/2029 85,254
0.0
11,047,085
5 .0
Financial : 6 .3%
10,000  American Tower Corp.,
2.100%,
06/15/2030 7,792
0.0
189,000  American Tower Corp.,
3.550%,
07/15/2027 173,768
0 .1
241,000  American Tower Corp.,
3.800%,
08/15/2029 214,549
0 .1
157,000  American Tower Corp.,
5.500%,
03/15/2028 154,179
0 .1
206,000  American Tower Corp.,
5.550%,
07/15/2033 196,520
0 .1
48,000  Aon Corp., 2.800%,
05/15/2030 39,986
0.0
147,000  Aon Corp. / Aon Global
Holdings PLC, 5.350%,
02/28/2033 141,076
0 .1
189,000
(2)
Bank of America Corp.,
5.288%,
04/25/2034 175,972
0 .1
494,000
(2)
Bank of America Corp.,
5.819%,
09/15/2029 488,142
0 .2
286,000
(2)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 255,143
0 .1
129,000
(2)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 118,228
0 .1
300,000
(2)
Bank of America
Corp., MTN, 3.974%,
02/07/2030 269,567
0 .1
27,000
(2)
Capital One Financial
Corp., 3.273%,
03/01/2030 22,601
0.0
236,000
(2)
Charles Schwab Corp.,
5.853%,
05/19/2034 224,652
0 .1
302,000
(2)
Citigroup, Inc., 2.666%,
01/29/2031 245,072
0 .1
133,000
(2)
Citigroup, Inc., 3.057%,
01/25/2033 105,191
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
265,000
(2)
Citigroup, Inc., 3.785%,
03/17/2033 $ 221,169
0 .1
72,000
(1)
Corebridge Global
Funding, 0.450%,
12/08/2023 71,164
0.0
250,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 240,264
0 .1
300,000  Credit Suisse AG/
New York NY, 7.500%,
02/15/2028 313,966
0 .1
260,000  Credit Suisse AG/New
York NY, MTN, 3.700%,
02/21/2025 250,699
0 .1
239,000  Crown Castle, Inc.,
2.100%,
04/01/2031 182,519
0 .1
247,000  Crown Castle, Inc.,
2.250%,
01/15/2031 191,882
0 .1
241,000  Crown Castle, Inc.,
2.500%,
07/15/2031 188,180
0 .1
224,000  Crown Castle, Inc.,
3.800%,
02/15/2028 205,616
0 .1
152,000  Crown Castle, Inc.,
5.100%,
05/01/2033 140,651
0 .1
193,000  Equinix, Inc., 3.200%,
11/18/2029 165,426
0 .1
437,000  GLP Capital L.P. /
GLP Financing II, Inc.,
3.250%,
01/15/2032 339,621
0 .2
144,000  GLP Capital L.P. /
GLP Financing II, Inc.,
4.000%,
01/15/2030 122,292
0 .1
89,000  GLP Capital L.P. /
GLP Financing II, Inc.,
4.000%,
01/15/2031 74,187
0.0
189,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.300%,
01/15/2029 175,399
0 .1
295,000
(2)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 263,157
0 .1
44,000
(2)
Goldman Sachs
Group, Inc., 2.650%,
10/21/2032 33,982
0.0
445,000
(2)
Goldman Sachs
Group, Inc., 3.102%,
02/24/2033 356,013
0 .2
323,000
(2)
Goldman Sachs
Group, Inc., 3.615%,
03/15/2028 298,143
0 .1
109,000
(2)
Goldman Sachs
Group, Inc., 4.482%,
08/23/2028 103,204
0.0
341,000
(2)
JPMorgan Chase & Co.,
2.545%,
11/08/2032 264,031
0 .1
258,000
(2)
JPMorgan Chase & Co.,
2.963%,
01/25/2033 205,478
0 .1
277,000
(2)
JPMorgan Chase & Co.,
4.565%,
06/14/2030 258,489
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
283,000
(2)
JPMorgan Chase & Co.,
5.350%,
06/01/2034 $ 268,528
0 .1
59,000  Marsh & McLennan
Cos., Inc., 2.250%,
11/15/2030 47,274
0.0
30,000  Mitsubishi UFJ Financial
Group, Inc., 3.407%,
03/07/2024 29,675
0.0
400,000
(2)
Morgan Stanley,
2.943%,
01/21/2033 315,141
0 .1
604,000
(2)
Morgan Stanley,
4.210%,
04/20/2028 568,127
0 .3
857,000
(2)
Morgan Stanley,
5.449%,
07/20/2029 835,468
0 .4
60,000
(2)
Morgan Stanley, GMTN,
2.239%,
07/21/2032 45,251
0.0
245,000
(2)
Morgan Stanley, MTN,
3.622%,
04/01/2031 211,171
0 .1
377,000
(2)
Morgan Stanley, MTN,
5.164%,
04/20/2029 362,852
0 .2
996,000
(2)
Morgan Stanley, MTN,
5.250%,
04/21/2034 925,392
0 .4
144,000  Nasdaq, Inc., 5.550%,
02/15/2034 137,521
0 .1
69,000  National Retail
Properties, Inc.,
3.000%,
04/15/2052 39,020
0.0
85,000
(1)
Principal Life Global
Funding II, 0.750%,
04/12/2024 82,667
0.0
330,000
(1)(2)
UBS Group AG,
6.537%,
08/12/2033 326,349
0 .1
361,000  VICI Properties L.P.,
4.750%,
02/15/2028 338,015
0 .2
157,000  VICI Properties L.P.,
4.950%,
02/15/2030 143,854
0 .1
124,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.750%,
02/15/2027 112,629
0 .1
124,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.875%,
02/15/2029 107,282
0.0
163,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.125%,
08/15/2030 138,807
0 .1
176,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.250%,
12/01/2026 164,143
0 .1
118,000
(2)
Wells Fargo & Co.,
5.389%,
04/24/2034 110,364
0.0
137,000
(2)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 125,886
0 .1
79,000
(2)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 72,367
0.0
275,000
(2)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 260,543
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
168,000
(2)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 $ 163,967
0 .1
427,000  Wells Fargo Bank NA,
5.450%,
08/07/2026 424,283
0 .2
13,854,546
6 .3
Industrial : 1 .8%
51,000  Amcor Flexibles North
America, Inc., 2.690%,
05/25/2031 40,489
0.0
454,000
(1)
BAE Systems
Holdings, Inc., 3.850%,
12/15/2025 436,354
0 .2
122,000  Boeing Co., 3.950%,
08/01/2059 81,106
0.0
56,000  Burlington Northern
Santa Fe LLC, 2.875%,
06/15/2052 34,531
0.0
209,000  Burlington Northern
Santa Fe LLC, 3.300%,
09/15/2051 140,431
0 .1
80,000  CSX Corp., 2.500%,
05/15/2051 44,706
0.0
27,000  CSX Corp., 4.500%,
11/15/2052 22,008
0.0
535,000  Huntington Ingalls
Industries, Inc., 2.043%,
08/16/2028 449,857
0 .2
5,000  Huntington Ingalls
Industries, Inc., 3.483%,
12/01/2027 4,575
0.0
128,000  L3Harris Technologies,
Inc., 3.850%,
12/15/2026 121,288
0 .1
614,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 581,421
0 .3
26,000  L3Harris Technologies,
Inc., 5.600%,
07/31/2053 24,336
0.0
84,000  Lockheed Martin Corp.,
4.450%,
05/15/2028 81,353
0.0
184,000  Norfolk Southern Corp.,
3.050%,
05/15/2050 114,399
0 .1
263,000  Norfolk Southern Corp.,
3.800%,
08/01/2028 245,259
0 .1
114,000  Northrop Grumman
Corp., 4.700%,
03/15/2033 106,474
0 .1
173,000  Northrop Grumman
Corp., 4.950%,
03/15/2053 152,201
0 .1
171,000  Northrop Grumman
Corp., 5.250%,
05/01/2050 157,984
0 .1
73,000  Otis Worldwide Corp.,
5.250%,
08/16/2028 71,806
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
34,000  Raytheon Technologies
Corp., 2.820%,
09/01/2051 $ 19,509
0.0
332,000  Raytheon Technologies
Corp., 3.125%,
07/01/2050 206,819
0 .1
70,000  Raytheon Technologies
Corp., 4.125%,
11/16/2028 65,319
0.0
239,000  RTX Corp., 5.150%,
02/27/2033 226,441
0 .1
74,000  Ryder System,
Inc., MTN, 5.650%,
03/01/2028 73,308
0.0
179,000  Textron, Inc., 2.450%,
03/15/2031 142,364
0 .1
105,000  Textron, Inc., 3.900%,
09/17/2029 94,666
0.0
46,000  Union Pacific Corp.,
3.250%,
02/05/2050 31,054
0.0
151,000  Union Pacific Corp.,
4.500%,
01/20/2033 140,720
0 .1
3,910,778
1 .8
Technology : 1 .0%
414,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.500%,
01/15/2028 376,640
0 .2
386,000
(1)
Broadcom, Inc.,
3.137%,
11/15/2035 281,559
0 .1
130,000  Hewlett Packard
Enterprise Co., 5.250%,
07/01/2028 126,990
0 .1
135,000  Intel Corp., 3.200%,
08/12/2061 78,874
0.0
187,000  KLA Corp., 4.100%,
03/15/2029 177,113
0 .1
43,000  KLA Corp., 5.250%,
07/15/2062 38,662
0.0
182,000
(1)
MSCI, Inc., 3.250%,
08/15/2033 140,335
0 .1
178,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 163,258
0 .1
432,000  Oracle Corp., 3.650%,
03/25/2041 308,496
0 .1
14,000  Oracle Corp., 3.800%,
11/15/2037 10,687
0.0
101,000  Oracle Corp., 4.100%,
03/25/2061 67,442
0.0
196,000  Oracle Corp., 5.550%,
02/06/2053 171,869
0 .1
200,000  TSMC Arizona Corp.,
4.250%,
04/22/2032 185,100
0 .1
28,000  VMware, Inc., 1.800%,
08/15/2028 23,257
0.0
2,150,282
1 .0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities : 3 .6%
100,000  AEP Texas, Inc.,
3.450%,
05/15/2051 $ 63,700
0.0
397,000  AEP Texas, Inc.,
5.400%,
06/01/2033 378,950
0 .2
329,000  AEP Transmission
Co. LLC N, 2.750%,
08/15/2051 188,556
0 .1
131,000  Alabama Power Co.,
3.125%,
07/15/2051 80,559
0.0
32,000  Ameren Illinois Co.,
2.900%,
06/15/2051 19,361
0.0
167,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 132,171
0 .1
67,000  Atmos Energy Corp.,
2.850%,
02/15/2052 40,237
0.0
136,000  Baltimore Gas and
Electric Co., 4.550%,
06/01/2052 109,528
0 .1
122,000  CenterPoint Energy
Houston Electric LLC,
4.950%,
04/01/2033 115,950
0 .1
30,000  CenterPoint Energy
Houston Electric
LLC AD, 2.900%,
07/01/2050 18,330
0.0
87,000  CenterPoint Energy
Houston Electric
LLC AH, 3.600%,
03/01/2052 61,047
0.0
54,000  CenterPoint Energy
Resources Corp.,
1.750%,
10/01/2030 41,822
0.0
66,000  CenterPoint Energy
Resources Corp.,
5.250%,
03/01/2028 65,180
0.0
35,000  Commonwealth
Edison Co., 5.300%,
02/01/2053 32,184
0.0
185,000  Commonwealth Edison
Co. 131, 2.750%,
09/01/2051 105,366
0.0
115,000  Consumers Energy Co.,
2.650%,
08/15/2052 66,649
0.0
113,000  Consumers Energy Co.,
4.200%,
09/01/2052 88,218
0.0
185,000  Consumers Energy Co.,
4.625%,
05/15/2033 172,408
0 .1
42,000  DTE Electric Co.,
3.950%,
03/01/2049 31,293
0.0
147,000  DTE Electric Co.,
5.400%,
04/01/2053 137,696
0 .1
90,000  DTE Electric Co. B,
3.650%,
03/01/2052 63,407
0.0
52,000  Duke Energy Carolinas
LLC, 2.450%,
02/01/2030 43,559
0.0
71,000  Duke Energy Carolinas
LLC, 3.450%,
04/15/2051 47,642
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
229,000  Duke Energy Carolinas
LLC, 4.950%,
01/15/2033 $ 217,809
0 .1
28,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 25,657
0.0
137,000  Duke Energy Florida
LLC, 1.750%,
06/15/2030 107,988
0.0
310,000  Duke Energy Florida
LLC, 2.500%,
12/01/2029 263,112
0 .1
188,000  Duke Energy Florida
LLC, 3.800%,
07/15/2028 176,248
0 .1
51,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 50,159
0.0
262,000  Duke Energy Progress
LLC, 2.900%,
08/15/2051 155,051
0 .1
127,000  Edison International,
4.125%,
03/15/2028 117,078
0 .1
152,000  Edison International,
5.250%,
11/15/2028 146,354
0 .1
118,000  Edison International,
5.750%,
06/15/2027 116,987
0 .1
151,000  Edison International,
6.950%,
11/15/2029 155,872
0 .1
185,000  Entergy Louisiana LLC,
2.350%,
06/15/2032 142,482
0 .1
159,000  Eversource Energy,
5.450%,
03/01/2028 157,273
0 .1
2,000  Exelon Corp., 4.700%,
04/15/2050 1,602
0.0
208,000  Exelon Corp., 5.150%,
03/15/2028 204,263
0 .1
188,000
(1)
FirstEnergy
Transmission LLC,
4.350%,
01/15/2025 183,602
0 .1
100,000  Florida Power &
Light Co., 2.875%,
12/04/2051 60,683
0.0
30,000  Florida Power &
Light Co., 3.950%,
03/01/2048 22,948
0.0
30,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 29,346
0.0
40,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 39,226
0.0
215,000  NextEra Energy Capital
Holdings, Inc., 5.749%,
09/01/2025 214,466
0 .1
177,000  Northern States
Power Co., 3.200%,
04/01/2052 113,524
0 .1
433,000  Ohio Power Co.,
5.000%,
06/01/2033 406,821
0 .2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
56,000  Ohio Power Co. R,
2.900%,
10/01/2051 $ 33,291
0.0
47,000  Oncor Electric Delivery
Co. LLC, 3.100%,
09/15/2049 29,943
0.0
109,000  Oncor Electric Delivery
Co. LLC, 4.550%,
09/15/2032 100,581
0.0
713,000  Pacific Gas and
Electric Co., 6.400%,
06/15/2033 687,945
0 .3
192,000  PECO Energy Co.,
2.850%,
09/15/2051 114,234
0 .1
60,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 54,203
0.0
296,000  Public Service Electric
and Gas Co., MTN,
3.100%,
03/15/2032 249,224
0 .1
373,000  Public Service Electric
and Gas Co., MTN,
3.700%,
05/01/2028 349,508
0 .2
170,000  Public Service Electric
and Gas Co., MTN,
4.900%,
12/15/2032 163,209
0 .1
200,000  San Diego Gas &
Electric Co. UUU,
3.320%,
04/15/2050 128,297
0 .1
5,000  Southern California
Edison Co., 5.650%,
10/01/2028 4,993
0.0
120,000  Southern California
Edison Co., 5.875%,
12/01/2053 113,049
0 .1
325,000  Southern California
Edison Co., 5.950%,
11/01/2032 324,495
0 .1
73,000  Southwest Gas Corp.,
5.450%,
03/23/2028 71,916
0.0
23,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 21,738
0.0
20,000  Spire Missouri, Inc.,
4.800%,
02/15/2033 18,817
0.0
145,000  Wisconsin Power and
Light Co., 4.950%,
04/01/2033 136,331
0 .1
7,814,138
3 .6
Total Corporate Bonds/
Notes
(Cost $53,276,692)
49,048,019
22 .4
U.S. GOVERNMENT AGENCY OBLIGATIONS : 18 .1%
Government National Mortgage Association : 2 .4%
93,508
2.000
%,
11/20/2050 74,398
0.0
192,037
2.000
%,
01/20/2051 152,422
0 .1
141,212
2.000
%,
02/20/2051 112,073
0 .1
775,200
(3)
2.000
%,
10/15/2053 612,983
0 .3
468,319
2.500
%,
04/20/2051 383,811
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
212,943
2.500
%,
05/20/2052 $ 174,255
0 .1
626,865
2.500
%,
06/20/2052 513,186
0 .2
352,613
2.500
%,
07/20/2052 288,728
0 .1
344,058
3.000
%,
06/20/2051 292,905
0 .1
432,691
3.000
%,
08/20/2051 368,157
0 .2
115,284
3.000
%,
12/20/2051 97,961
0.0
521,458
3.500
%,
05/20/2047 465,124
0 .2
192,000
(3)
3.500
%,
10/15/2053 168,195
0 .1
216,659
4.000
%,
09/20/2048 197,951
0 .1
256,000
(3)
4.000
%,
10/15/2053 230,670
0 .1
162,157
4.500
%,
08/20/2048 151,895
0 .1
203,000
(3)
4.500
%,
10/15/2053 187,545
0 .1
312,000
(3)
5.000
%,
10/15/2053 295,669
0 .1
243,000
(3)
5.500
%,
10/15/2053 235,824
0 .1
31,000
(3)
6.000
%,
10/15/2053 30,719
0.0
108,000
(3)
6.000
%,
11/15/2053 106,954
0 .1
63,000
(3)
6.500
%,
11/15/2053 63,325
0.0
5,204,750
2 .4
Uniform Mortgage-Backed Securities : 15 .7%
166,194
1.500
%,
04/01/2036 140,292
0 .1
56,618
1.500
%,
05/01/2036 47,650
0.0
122,935
1.500
%,
06/01/2036 103,237
0 .1
529,353
1.500
%,
11/01/2041 409,098
0 .2
312,694
1.500
%,
12/01/2041 241,656
0 .1
53,401
1.500
%,
10/01/2050 38,535
0.0
62,112
1.500
%,
10/01/2050 44,750
0.0
48,444
1.500
%,
11/01/2050 34,901
0.0
63,793
1.500
%,
03/01/2051 45,969
0.0
80,551
1.500
%,
03/01/2051 58,143
0.0
10,413
1.500
%,
05/01/2051 7,517
0.0
7,834
1.500
%,
06/01/2051 5,651
0.0
42,574
1.500
%,
10/01/2051 30,677
0.0
9,858
1.500
%,
11/01/2051 7,101
0.0
37,492
2.000
%,
09/01/2035 32,406
0.0
80,661
2.000
%,
01/01/2036 69,820
0.0
23,606
2.000
%,
02/01/2036 20,402
0.0
63,122
2.000
%,
02/01/2036 54,549
0.0
37,927
2.000
%,
03/01/2036 32,690
0.0
31,374
2.000
%,
04/01/2036 27,160
0.0
93,836
2.000
%,
05/01/2036 81,189
0.0
193,602
2.000
%,
05/01/2036 167,525
0 .1
35,019
2.000
%,
07/01/2036 30,260
0.0
48,288
2.000
%,
11/01/2036 41,767
0.0
94,579
2.000
%,
02/01/2037 81,673
0.0
81,007
2.000
%,
03/01/2037 69,699
0.0
101,513
2.000
%,
03/01/2037 87,794
0 .1
117,565
2.000
%,
03/01/2037 101,324
0 .1
68,201
2.000
%,
04/01/2037 58,773
0.0
516,781
2.000
%,
02/01/2042 412,951
0 .2
134,705
2.000
%,
09/01/2050 103,238
0 .1
243,080
2.000
%,
10/01/2050 186,589
0 .1
1,463,291
2.000
%,
01/01/2051 1,120,813
0 .5
299,438
2.000
%,
02/01/2051 229,129
0 .1
269,426
2.000
%,
03/01/2051 206,075
0 .1
92,252
2.000
%,
04/01/2051 71,233
0.0
135,477
2.000
%,
04/01/2051 104,805
0 .1
219,714
2.000
%,
04/01/2051 170,285
0 .1
422,917
2.000
%,
08/01/2051 322,950
0 .2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
522,736
2.000
%,
08/01/2051 $ 398,556
0 .2
38,562
2.000
%,
10/01/2051 29,453
0.0
51,660
2.000
%,
11/01/2051 39,994
0.0
133,021
2.000
%,
11/01/2051 103,157
0 .1
153,253
2.000
%,
11/01/2051 116,939
0 .1
240,076
2.000
%,
11/01/2051 185,857
0 .1
273,726
2.000
%,
11/01/2051 211,542
0 .1
57,989
2.000
%,
12/01/2051 44,267
0.0
283,543
2.000
%,
12/01/2051 216,282
0 .1
443,601
2.000
%,
01/01/2052 342,905
0 .2
327,734
2.000
%,
02/01/2052 249,674
0 .1
174,997
2.000
%,
03/01/2052 135,078
0 .1
250,125
2.000
%,
03/01/2052 192,797
0 .1
455,552
2.000
%,
03/01/2052 350,646
0 .2
579,372
2.500
%,
10/01/2036 513,118
0 .2
20,146
2.500
%,
07/01/2050 16,235
0.0
67,205
2.500
%,
07/01/2050 54,711
0.0
129,553
2.500
%,
07/01/2050 104,563
0 .1
130,824
2.500
%,
07/01/2050 105,584
0 .1
132,453
2.500
%,
07/01/2050 106,902
0 .1
33,733
2.500
%,
08/01/2050 27,220
0.0
108,302
2.500
%,
08/01/2050 87,403
0.0
131,780
2.500
%,
08/01/2050 106,349
0 .1
76,490
2.500
%,
11/01/2050 62,258
0.0
20,879
2.500
%,
01/01/2051 16,843
0.0
67,869
2.500
%,
02/01/2051 54,649
0.0
113,687
2.500
%,
02/01/2051 92,536
0 .1
10,348
2.500
%,
03/01/2051 8,318
0.0
6,180
2.500
%,
04/01/2051 4,975
0.0
11,533
2.500
%,
04/01/2051 9,277
0.0
3,144
2.500
%,
05/01/2051 2,533
0.0
6,259
2.500
%,
05/01/2051 5,035
0.0
92,180
2.500
%,
05/01/2051 75,262
0.0
106,879
2.500
%,
05/01/2051 85,989
0.0
9,622
2.500
%,
07/01/2051 7,735
0.0
3,656
2.500
%,
10/01/2051 2,935
0.0
36,236
2.500
%,
10/01/2051 29,026
0.0
90,820
2.500
%,
11/01/2051 73,469
0.0
1,065,718
2.500
%,
11/01/2051 858,063
0 .4
27,774
2.500
%,
12/01/2051 22,286
0.0
277,408
2.500
%,
01/01/2052 222,755
0 .1
2,162,127
2.500
%,
01/01/2052 1,730,940
0 .8
342,719
3.000
%,
01/01/2036 311,230
0 .2
248,736
3.000
%,
09/01/2050 211,642
0 .1
55,629
3.000
%,
07/01/2051 46,788
0.0
960,633
3.000
%,
09/01/2051 802,941
0 .4
70,564
3.000
%,
10/01/2051 58,981
0.0
128,816
3.000
%,
11/01/2051 107,236
0 .1
56,963
3.000
%,
12/01/2051 47,668
0.0
7,437
3.000
%,
01/01/2052 6,187
0.0
27,386
3.000
%,
01/01/2052 22,783
0.0
41,078
3.000
%,
02/01/2052 34,587
0.0
950,312
3.000
%,
03/01/2052 797,166
0 .4
37,854
3.000
%,
04/01/2052 31,714
0.0
59,460
3.000
%,
05/01/2052 49,618
0.0
237,584
3.000
%,
08/01/2052 198,573
0 .1
129,335
3.500
%,
05/01/2036 120,231
0 .1
524,208
3.500
%,
01/01/2051 459,465
0 .2
1,083,626
3.500
%,
09/01/2051 946,470
0 .4
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
30,285
3.500
%,
05/01/2052 $ 26,441
0.0
21,484
3.500
%,
06/01/2052 18,555
0.0
53,807
3.500
%,
06/01/2052 46,890
0.0
56,423
3.500
%,
06/01/2052 48,738
0.0
32,667
3.500
%,
07/01/2052 28,479
0.0
23,852
3.500
%,
08/01/2052 20,836
0.0
5,335
3.500
%,
09/01/2052 4,639
0.0
15,181
3.500
%,
09/01/2052 13,219
0.0
20,455
3.500
%,
09/01/2052 17,696
0.0
24,379
3.500
%,
09/01/2052 21,060
0.0
44,000
(3)
4.000
%,
10/15/2038 41,537
0.0
14,302
4.000
%,
01/01/2048 12,982
0.0
8,847
4.000
%,
04/01/2048 8,029
0.0
9,203
4.000
%,
08/01/2048 8,333
0.0
13,190
4.000
%,
09/01/2048 11,956
0.0
113,721
4.000
%,
03/01/2050 103,051
0 .1
644,125
4.000
%,
04/01/2050 581,561
0 .3
27,979
4.000
%,
07/01/2050 25,374
0.0
66,517
4.000
%,
07/01/2050 60,257
0.0
219,153
4.000
%,
05/01/2051 198,209
0 .1
39,681
4.000
%,
04/01/2052 35,677
0.0
238,167
4.000
%,
05/01/2052 215,774
0 .1
28,503
4.000
%,
06/01/2052 25,832
0.0
61,000
(3)
4.500
%,
10/15/2038 58,472
0.0
470,221
4.500
%,
03/01/2048 442,335
0 .2
61,101
4.500
%,
03/01/2050 57,164
0.0
18,632
4.500
%,
07/01/2052 17,128
0.0
19,749
4.500
%,
07/01/2052 18,155
0.0
114,798
4.500
%,
07/01/2052 105,524
0 .1
36,453
4.500
%,
08/01/2052 33,508
0.0
71,984
4.500
%,
11/01/2052 66,183
0.0
46,900
(3)
4.500
%,
10/01/2053 43,064
0.0
42,304
5.000
%,
11/01/2052 39,981
0.0
46,221
5.000
%,
12/01/2052 43,683
0.0
50,167
5.000
%,
12/01/2052 47,398
0.0
52,872
5.000
%,
12/01/2052 49,970
0.0
87,713
5.000
%,
12/01/2052 82,898
0.0
25,521
5.000
%,
01/01/2053 24,117
0.0
54,637
5.000
%,
01/01/2053 51,636
0.0
149,776
5.000
%,
01/01/2053 141,460
0 .1
27,001
5.000
%,
02/01/2053 25,501
0.0
84,047
5.000
%,
04/01/2053 79,673
0.0
4,574,004
(3)
5.000
%,
10/01/2053 4,315,644
2 .0
67,137
5.500
%,
01/01/2053 65,029
0.0
87,133
5.500
%,
01/01/2053 84,335
0.0
101,238
5.500
%,
01/01/2053 97,940
0 .1
95,940
5.500
%,
03/01/2053 92,899
0 .1
37,018
5.500
%,
05/01/2053 35,843
0.0
88,209
5.500
%,
05/01/2053 85,425
0.0
95,762
5.500
%,
05/01/2053 92,707
0 .1
104,753
5.500
%,
05/01/2053 101,447
0 .1
108,170
5.500
%,
05/01/2053 104,756
0 .1
78,987
5.500
%,
06/01/2053 76,495
0.0
7,026,672
(3)
5.500
%,
10/01/2053 6,790,894
3 .1
47,521
6.000
%,
10/01/2052 47,114
0.0
58,874
6.000
%,
01/01/2053 58,164
0.0
80,156
6.000
%,
01/01/2053 79,190
0.0
50,489
6.000
%,
02/01/2053 49,891
0.0
46,559
6.000
%,
04/01/2053 46,013
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
68,933
6.000
%,
04/01/2053 $ 68,212
0.0
50,797
6.000
%,
05/01/2053 50,261
0.0
56,507
6.000
%,
05/01/2053 55,888
0.0
91,328
6.000
%,
05/01/2053 90,387
0 .1
92,021
6.000
%,
05/01/2053 90,923
0 .1
69,225
6.000
%,
06/01/2053 68,501
0.0
111,753
6.000
%,
07/01/2053 110,584
0 .1
2,091,400
(3)
6.000
%,
10/01/2053 2,064,114
1 .0
174,000
(3)
6.500
%,
10/15/2053 174,802
0 .1
34,458,105
15 .7
Total U.S. Government
Agency Obligations
(Cost $43,406,308)
39,662,855
18 .1
COMMERCIAL MORTGAGE-BACKED SECURITIES : 5 .1%
366,000  BANK 2019-BN23 A3,
2.920%,
12/15/2052 308,422
0 .1
280,000
(2)
BANK 2022-BNK42
A5, 4.493%,
06/15/2055 252,824
0 .1
300,000  Barclays Commercial
Mortgage Trust
2019-C3 B, 4.096%,
05/15/2052 248,885
0 .1
280,000  Barclays Commercial
Mortgage Trust
2019-C4 B, 3.322%,
08/15/2052 208,685
0 .1
240,000
(2)
BBCMS Mortgage Trust
2022-C16 A5, 4.600%,
06/15/2055 219,222
0 .1
800,000
(1)(2)
BX Trust 2021-ARIA
A, 6.346%, (TSFR1M +
1.014%),
10/15/2036 781,183
0 .3
410,000  CD Mortgage Trust
2017-CD3 A4, 3.631%,
02/10/2050 368,959
0 .2
500,000  CD Mortgage Trust
2017-CD6 A5, 3.456%,
11/13/2050 450,854
0 .2
798,015
(1)(2)
Credit Suisse Mortgage
Capital Certificates
2019-ICE4 A, 6.360%,
(TSFR1M + 1.027%),
05/15/2036 797,296
0 .4
205,000  CSAIL Commercial
Mortgage Trust 2015-
C3 A4, 3.718%,
08/15/2048 194,193
0 .1
550,000
(1)(2)
ELP Commercial
Mortgage Trust 2021-
ELP A, 6.148%,
(TSFR1M + 0.815%),
11/15/2038 538,185
0 .2
370,690
(1)(2)
Extended Stay America
Trust 2021-ESH A,
6.526%, (TSFR1M +
1.194%),
07/15/2038 367,902
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
980,000
(2)
Fannie Mae-Aces
2022-M10 A2, 2.003%,
01/25/2032 $ 764,835
0 .3
1,760,000  Freddie Mac Multifamily
WI Certificates Series
WI-K146 K146 A2,
2.920%,
07/25/2032 1,476,780
0 .7
1,000,000  GS Mortgage Securities
Trust 2016-GS2 A4,
3.050%,
05/10/2049 927,211
0 .4
600,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH A, 6.207%,
(TSFR1M + 0.874%),
06/15/2038 585,656
0 .3
378,185
(1)(2)
Med Trust 2021-MDLN
A, 6.396%, (TSFR1M +
1.064%),
11/15/2038 369,197
0 .2
100,000
(1)(2)
MF1 2021-W10 A,
6.402%, (TSFR1M +
1.070%),
12/15/2034 97,851
0.0
830,246  Morgan Stanley Bank of
America Merrill Lynch
Trust 2014-C15 A4,
4.051%,
04/15/2047 824,035
0 .4
215,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 6.737%,
(TSFR1M + 1.397%),
03/15/2039 212,531
0 .1
250,000
(1)(2)
Taubman Centers
Commercial Mortgage
Trust 2022-DPM A,
7.518%, (TSFR1M +
2.186%),
05/15/2037 245,667
0 .1
422,500  Wells Fargo
Commercial Mortgage
Trust 2015-C26 B,
3.783%,
02/15/2048 390,621
0 .2
700,000  Wells Fargo
Commercial Mortgage
Trust 2017-C39 A5,
3.418%,
09/15/2050 636,092
0 .3
Total Commercial
Mortgage-Backed
Securities
(Cost $12,334,539)
11,267,086
5 .1
COLLATERALIZED MORTGAGE OBLIGATIONS : 1 .8%
280,368
(1)(2)
BRAVO Residential
Funding Trust 2023-
NQM3 A1, 4.850%,
09/25/2062 268,823
0 .1
273,475
(1)(2)
CSMC Trust 2022-
NQM4 A1A, 4.819%,
06/25/2067 264,964
0 .1
511,678
(1)(2)
CSMC Trust 2022-
NQM5 A1, 5.169%,
05/25/2067 497,214
0 .2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
344,386
(1)(2)
Ellington Financial
Mortgage Trust 2021-3
A1, 1.241%,
09/25/2066 $ 261,941
0 .1
860,128
(1)(2)
J.P. Morgan Mortgage
Trust 2022-INV3 A3B,
3.000%,
09/25/2052 683,420
0 .3
149,379
(1)(2)
J.P. Morgan Mortgage
Trust 2023-DSC1 A1,
4.625%,
07/25/2063 137,330
0 .1
1,019,058
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV2
A3, 3.000%,
04/25/2052 807,801
0 .4
92,513
(1)(2)
PRKCM Trust 2022-
AFC2 A1, 5.335%,
08/25/2057 90,191
0.0
395,270
(1)(2)
SG Residential
Mortgage Trust 2021-1
A1, 1.160%,
07/25/2061 301,791
0 .1
127,839
(1)(2)
SG Residential
Mortgage Trust 2022-2
A1, 5.353%,
08/25/2062 123,886
0 .1
371,335
(1)(2)
Verus Securitization
Trust 2022-7 A1,
5.152%,
07/25/2067 362,208
0 .2
104,610
(1)(2)
Verus Securitization
Trust 2022-INV2 A1,
6.790%,
10/25/2067 104,573
0 .1
Total Collateralized
Mortgage Obligations
(Cost $4,252,534)
3,904,142
1 .8
ASSET-BACKED SECURITIES : 1 .8%
Automobile Asset-Backed Securities : 0 .2%
430,000
(1)
Credit Acceptance Auto
Loan Trust 2021-4 A,
1.260%,
10/15/2030 416,690
0 .2
Other Asset-Backed Securities : 0 .8%
401,000
(1)
AMSR Trust 2022-
SFR3 D, 4.000%,
10/17/2039 356,220
0 .2
104,790
(1)
GoodLeap Sustainable
Home Solutions Trust
2022-1GS A, 2.700%,
01/20/2049 81,889
0.0
400,000
(1)
New Residential
Mortgage Loan Trust
2022-SFR2 D, 4.000%,
09/04/2039 355,644
0 .2
395,000
(1)
Progress Residential
Trust 2022-SFR6 D,
6.035%,
07/20/2039 376,221
0 .2
525,000
(1)
Progress Residential
Trust 2022-SFR7 D,
5.500%,
10/27/2039 493,153
0 .2
1,663,127
0 .8
Student Loan Asset-Backed Securities : 0 .8%
126,026
(1)
College Ave Student
Loans LLC 2021-B A2,
1.760%,
06/25/2052 107,599
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
128,461
(1)
Navient Student Loan
Trust 2019-BA A2A,
3.390%,
12/15/2059 $ 121,522
0 .1
558,984
(1)(2)
Nelnet Student Loan
Trust 2021-BA AFL,
6.219%, (TSFR1M +
0.894%),
04/20/2062 551,606
0 .3
494,797
(2)
SLM Private Credit
Student Loan Trust
2005-A A4, 5.981%,
(TSFR3M + 0.572%),
12/15/2038 479,497
0 .2
361,366
(1)
SMB Private Education
Loan Trust 2021-
D A1A, 1.340%,
03/17/2053 317,317
0 .1
200,503
(1)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 192,652
0 .1
1,770,193
0 .8
Total Asset-Backed
Securities
(Cost $4,024,932)
3,850,010
1 .8
SOVEREIGN BONDS : 0 .7%
250,000  Chile Government
International Bond,
2.550
%,
07/27/2033 192,892
0 .1
200,000  Mexico Government
International Bond,
3.500
%,
02/12/2034 156,800
0 .1
300,000  Mexico Government
International Bond,
4.600
%,
02/10/2048 218,780
0 .1
250,000  Mexico Government
International Bond,
4.875
%,
05/19/2033 224,461
0 .1
200,000  Panama Government
International Bond,
3.298
%,
01/19/2033 156,418
0 .1
200,000  Panama Government
International Bond,
4.500
%,
04/01/2056 131,850
0.0
200,000  Peruvian Government
International Bond,
2.783
%,
01/23/2031 164,084
0 .1
53,000  Peruvian Government
International Bond,
3.300
%,
03/11/2041 36,834
0.0
200,000  Philippine Government
International Bond,
3.700
%,
02/02/2042 149,675
0 .1
45,049  Uruguay Government
International Bond,
5.100
%,
06/18/2050 40,064
0.0
Total Sovereign Bonds
(Cost $1,752,470)
1,471,858
0 .7

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
MUNICIPAL BONDS : 0 .1%
California : 0 .1%
300,000  University of California
BF, 2.650%,
05/15/2050 $ 180,693
0 .1
Total Municipal Bonds
(Cost $220,511)
180,693
0 .1
PURCHASED OPTIONS
(4)
: 0 .6%
Total Purchased
Options
(Cost $786,371)
1,210,884
0 .6
Total Long-Term
Investments
(Cost $258,028,740)
230,670,287
105 .5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .9%
Mutual Funds : 0 .9%
1,865,250
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.162%
(Cost $1,865,250) $ 1,865,250 0 .9
Total Short-Term
Investments
(Cost $1,865,250)
1,865,250
0 .9
Total Investments in
Securities
(Cost $259,893,990) $ 232,535,537 106 .4
Liabilities in Excess of
Other Assets
(13,813,333) ( 6 .4 )
Net Assets $ 218,722,204 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2023.
(3)
Represents or includes a TBA transaction.
(4)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(5)
Rate shown is the 7-day yield as of September 30, 2023.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
U.S. Treasury Obligations $ — $ 120,074,740 $ — $ 120,074,740
Corporate Bonds/Notes — 49,048,019 — 49,048,019
U.S. Government Agency Obligations — 39,662,855 — 39,662,855
Commercial Mortgage-Backed Securities — 11,267,086 — 11,267,086
Collateralized Mortgage Obligations — 3,904,142 — 3,904,142
Asset-Backed Securities — 3,850,010 — 3,850,010
Sovereign Bonds — 1,471,858 — 1,471,858
Purchased Options 1,002,569 208,315 — 1,210,884
Municipal Bonds — 180,693 — 180,693
Short-Term Investments 1,865,250 — — 1,865,250
Total Investments, at fair value $ 2,867,819 $ 229,667,718 $ — $ 232,535,537
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps — 977,699 — 977,699
Centrally Cleared Interest Rate Swaps — 57,059 — 57,059
Forward Foreign Currency Contracts — 51,662 — 51,662
Futures 1,649,460 — — 1,649,460
OTC Inflation-Linked Swaps — 337,368 — 337,368
Total Assets $ 4,517,279 $ 231,091,506 $ — $ 235,608,785
Liabilities Table
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps $ — $ (209,662) $ — $ (209,662)
Centrally Cleared Interest Rate Swaps — (59,474) — (59,474)
Forward Foreign Currency Contracts — (13,040) — (13,040)
Futures (81,738) — — (81,738)
OTC Credit Default Swaps — (569) — (569)
Sales Commitments — (4,156,913) — (4,156,913)
Written Options (980,225) (532,448) — (1,512,673)
Total Liabilities $ (1,061,963) $ (4,972,106) $ — $ (6,034,069)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation
Protected Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 1,425,071 EUR 1,301,000 JPMorgan Chase Bank N.A. 10/03/23 $ 49,589
USD 78,151 JPY 11,369,000 JPMorgan Chase Bank N.A. 10/03/23 2,073
EUR 1,339,000 USD 1,428,698 Morgan Stanley & Co. International PLC 10/03/23 (13,040)
$ 38,622
At September 30, 2023, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond
Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
30-Day Federal Funds 9 03/28/24 $ 3,547,409 $ (4,747)
3-month SOFRRATE 45 06/18/24 10,645,312 (16,147)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
3-month SOFRRATE 47 12/17/24 $ 11,173,075 $ 3,736
3-month SOFRRATE 27 09/16/25 6,472,238 (48,306)
Australia 10-Year Bond 2 12/15/23 143,986 (3,640)
Canada 10-Year Bond 5 12/18/23 423,817 (5,820)
U.S. Treasury 2-Year Note 146 12/29/23 29,595,797 8,265
U.S. Treasury 5-Year Note 63 12/29/23 6,637,640 (1,451)
$ 68,639,274 $ (68,110)
Short Contracts:
30-Day Federal Funds (9) 10/31/23 (3,550,503) (1,627)
Australia 3-Year Bond (24) 12/15/23 (1,625,501) 12,847
Euro-Buxl 30-year German Government Bond (3) 12/07/23 (388,095) 25,951
Japan 10-Year Bond (TSE) (3) 12/13/23 (2,910,064) 14,719
U.S. Treasury 10-Year Note (153) 12/19/23 (16,533,562) 276,690
U.S. Treasury Long Bond (59) 12/19/23 (6,713,094) 356,245
U.S. Treasury Ultra 10-Year Note (136) 12/19/23 (15,172,500) 392,782
U.S. Treasury Ultra Long Bond (62) 12/19/23 (7,358,625) 558,225
$ (54,251,944) $ 1,635,832
At September 30, 2023, the following over-the-counter credit default swaps were outstanding for VY® BlackRock Inflation
Protected Bond Portfolio:
OTC Credit Default Swaps on Securities - Buy Protection
(1)
Counterparty
Reference Entity/
Obligation
(2)
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Goldman Sachs
International
American Electric Power Co.,
Inc. Buy (1.000) 12/20/28 USD 250,000 $ (6,470) $ (6,363) $ (107)
Citibank N.A. American Express Co. Buy (1.000) 12/20/28 USD 250,000 (5,463) (5,001) (462)
$ (11,933) $ (11,364) $ (569)
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either
i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At September 30, 2023, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation
Protected Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay Canadian Overnight Repo Rate Average Semi-Annual 4 .002 % Semi-Annual 09/21/33 CAD 185,000 $ (1,716) $ (1,716)
Pay Canadian Overnight Repo Rate Average Semi-Annual 3 .540 Semi-Annual 06/15/33 CAD 804,497 (28,925) (28,925)
Pay Canadian Overnight Repo Rate Average Semi-Annual 4 .397 Semi-Annual 07/20/26 CAD 1,151,000 (8,275) (8,275)
Pay Canadian Overnight Repo Rate Average Semi-Annual 4 .382 Semi-Annual 07/20/26 CAD 1,152,000 (8,611) (8,611)
Pay 1-day Secured Overnight Financing Rate Annual 4 .190 Annual 07/29/25 USD 2,604,500 (11,947) (11,947)
Receive Canadian Overnight Repo Rate Average Semi-Annual 5 .010 Semi-Annual 09/21/53 CAD 80,000 1,729 1,729
Receive Canadian Overnight Repo Rate Average Semi-Annual 3 .400 Semi-Annual 06/15/53 CAD 358,000 22,366 22,366
Receive Canadian Overnight Repo Rate Average Semi-Annual 3 .570 Semi-Annual 07/20/33 CAD 753,091 26,015 26,015
Receive 1-day Euro Short-Term Rate Annual 3 .230 Annual 07/29/25 EUR 2,304,500 2,116 2,116
Receive 1-day Overnight Tokyo Average Rate Annual 0 .890 Annual 02/15/33 JPY 24,759,910 732 732
Receive 1-day Overnight Tokyo Average Rate Annual 0 .920 Annual 02/15/33 JPY 71,718,360 708 708

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Overnight Tokyo Average Rate Annual 0 .900 % Annual 02/15/33 JPY 74,279,730 $ 1,558 $ 1,558
Receive 1-day Secured Overnight Financing Rate Annual 5 .310 Annual 09/21/28 USD 466,263 1,689 1,689
Receive 1-day Secured Overnight Financing Rate Annual 4 .230 Annual 03/20/29 USD 1,352,159 147 146
$ (2,414) $ (2,415)
At September 30, 2023, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation
Protected Bond Portfolio:
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay Eurostat Eurozone HICP ex Tobacco NSA
At Termination
Date 2 .660%
At Termination
Date 09/15/27 EUR 1,335,000 $ 5,909 $ 5,929
Pay Eurostat Eurozone HICP ex Tobacco NSA
At Termination
Date 3 .540
At Termination
Date 05/15/33 EUR 2,427,000 (2,851) (3,113)
Pay Eurostat Eurozone HICP ex Tobacco NSA
At Termination
Date 2 .650
At Termination
Date 09/15/33 EUR 1,105,000 10,981 10,981
Pay Eurostat Eurozone HICP ex Tobacco NSA
At Termination
Date 2 .810
At Termination
Date 09/15/53 EUR 90,000 1,339 1,339
Pay U.S. CPI Urban Consumers NSA
At Termination
Date 2 .480
At Termination
Date 09/11/25 USD 1,515,000 (668) (668)
Receive Eurostat Eurozone HICP ex Tobacco NSA
At Termination
Date 2 .790
At Termination
Date 09/15/25 EUR 1,335,000 (3,415) (3,149)
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 0 .945
At Termination
Date 03/12/25 USD 1,650,000 267,494 267,494
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 3 .794
At Termination
Date 04/08/25 USD 5,300,000 12,982 12,982
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 3 .563
At Termination
Date 06/24/25 USD 4,900,000 (27,386) (27,386)
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 3 .100
At Termination
Date 08/08/25 USD 2,200,000 (7,514) (7,514)
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 1 .783
At Termination
Date 11/04/25 USD 1,300,000 170,184 170,137
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 2 .098
At Termination
Date 11/29/25 USD 1,600,000 172,265 172,265
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 3 .526
At Termination
Date 04/08/26 USD 16,000,000 (10,738) (10,738)
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 3 .270
At Termination
Date 06/24/26 USD 6,500,000 (31,849) (31,849)
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 2 .450
At Termination
Date 08/11/26 USD 360,000 752 752
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 2 .925
At Termination
Date 02/02/27 USD 3,400,000 92,934 92,934
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 3 .000
At Termination
Date 02/25/27 USD 5,540,000 115,670 115,670
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 3 .213
At Termination
Date 03/02/27 USD 1,350,000 13,923 13,923
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 3 .290
At Termination
Date 03/07/27 USD 2,200,000 12,837 12,837
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 3 .646
At Termination
Date 05/04/27 USD 2,500,000 (52,353) (52,353)
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 3 .262
At Termination
Date 05/12/27 USD 1,955,000 (8,643) (8,643)
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 2 .903
At Termination
Date 07/05/27 USD 2,025,000 8,280 8,280
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 3 .030
At Termination
Date 08/02/27 USD 2,400,000 (22,333) (27,563)
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 2 .520
At Termination
Date 09/11/27 USD 4,015,000 13,423 13,423
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 2 .765
At Termination
Date 09/23/27 USD 485,000 (3,216) (3,216)
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 2 .610
At Termination
Date 12/12/27 USD 10,640,000 15,256 15,256
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 2 .440
At Termination
Date 01/30/28 USD 2,300,000 16,686 26,917

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 2 .350%
At Termination
Date 05/15/28 USD 1,000,000 $ 10,169 $ 10,169
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 2 .620
At Termination
Date 08/02/28 USD 1,670,000 (4,324) (4,324)
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 2 .890
At Termination
Date 08/02/29 USD 2,100,000 (14,435) (19,827)
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 2 .480
At Termination
Date 01/30/30 USD 1,200,000 10,463 17,978
Receive U.S. CPI Urban Consumers NSA
At Termination
Date 3 .087
At Termination
Date 04/08/30 USD 550,000 (886) (886)
$ 760,936 $ 768,037
At September 30, 2023, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected
Bond Portfolio:
Counterparty
Pay/
Receive
Floating
Rate
Floating
Rate Index
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
Citibank N.A. Receive U.S. CPI Urban
Consumers NSA
At Termination
Date 3 .562%
At Termination
Date 01/15/25 USD 11,800,000 $ 337,368 $ — $ 337,368
$ 337,368 $ — $ 337,368
At September 30, 2023, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation
Protected Bond Portfolio:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts Notional Amount Cost Fair Value
1-year SOFR MidCurve
Call 10/13/23 95.63 USD 276 USD 65,984,700 $ 60,165 $ 31,050
3-month SOFRRATE
Put 10/13/23 94.88 USD 105 USD 24,906,000 23,849 85,969
3-month SOFRRATE
Put 10/13/23 95.00 USD 158 USD 37,525,000 43,918 178,737
3-month SOFRRATE
Put 10/13/23 95.63 USD 263 USD 62,876,725 276,735 706,813
$ 404,667 $ 1,002,569
At September 30, 2023, the following exchange-traded written options were outstanding for VY® BlackRock Inflation
Protected Bond Portfolio:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
1-year SOFR MidCurve
Call 10/13/23 95.88 USD 276 USD 66,157,200 $ 27,150 $ (10,350)
3-month SOFRRATE
Put 10/13/23 95.13 USD 105 USD 24,971,625 47,027 (150,937)
3-month SOFRRATE
Put 10/13/23 95.25 USD 158 USD 37,623,750 80,079 (276,500)
3-month SOFRRATE
Put 10/13/23 95.38 USD 263 USD 62,712,350 176,977 (542,438)
$ 331,233 $ (980,225)
At September 30, 2023, the following OTC purchased interest rate swaptions were outstanding for VY® BlackRock Inflation
Protected Bond Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 1-Year Interest
Rate Swap
(1)
Citibank N.A. Receive 4.500%
1-day Secured Overnight
Financing Rate 01/22/24 USD 48,984,000 $ 121,725 $ 27,864
Call on 1-Year Interest
Rate Swap
(1)
Citibank N.A. Receive 4.550%
1-day Secured Overnight
Financing Rate 01/24/24 USD 48,984,000 117,807 31,845
Call on 5-Year Interest
Rate Swap
(1)
Citibank N.A. Receive 4.235%
1-day Secured Overnight
Financing Rate 03/26/24 USD 4,616,000 71,086 73,682
Put on 5-Year Interest
Rate Swap
(2)
Citibank N.A. Pay 4.235%
1-day Secured Overnight
Financing Rate 03/26/24 USD 4,616,000 71,086 74,924
$ 381,704 $ 208,315

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Blackrock Inflation
Protected Bond Portfolio
At September 30, 2023, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation
Protected Bond Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 1-Year Interest
Rate Swap
(2)
Citibank N.A. Pay 3.800%
1-day Secured Overnight
Financing Rate 01/22/24 USD 48,984,000 $ 51,433 $ (8,670)
Call on 1-Year Interest
Rate Swap
(2)
Citibank N.A. Pay 3.850%
1-day Secured Overnight
Financing Rate 01/24/24 USD 48,984,000 46,045 (9,990)
Call on 1-Year Interest
Rate Swap
(2)
Citibank N.A. Pay 4.000%
1-day Secured Overnight
Financing Rate 03/11/24 USD 4,616,000 70,798 (47,875)
Call on 5-Year Interest
Rate Swap
(2)
Barclays Bank PLC Pay 3.958%
1-day Secured Overnight
Financing Rate 03/14/24 USD 4,616,000 65,201 (44,032)
Call on 5-Year Interest
Rate Swap
(2)
Citibank N.A. Pay 4.000%
1-day Secured Overnight
Financing Rate 03/12/24 USD 4,616,000 69,298 (48,189)
Call on 5-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 4.030%
1-day Secured Overnight
Financing Rate 03/15/24 USD 2,308,000 32,162 (25,858)
Put on 1-Year Interest
Rate Swap
(1)
Citibank N.A. Receive 4.000%
1-day Secured Overnight
Financing Rate 03/11/24 USD 4,616,000 70,798 (98,764)
Put on 5-Year Interest
Rate Swap
(1)
Barclays Bank PLC Receive 3.958%
1-day Secured Overnight
Financing Rate 03/14/24 USD 4,616,000 65,201 (102,414)
Put on 5-Year Interest
Rate Swap
(1)
Citibank N.A. Receive 4.000%
1-day Secured Overnight
Financing Rate 03/12/24 USD 4,616,000 69,297 (98,898)
Put on 5-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services LLC Receive 4.030%
1-day Secured Overnight
Financing Rate 03/15/24 USD 2,308,000 32,162 (47,758)
$ 572,395 $ (532,448)
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
The following sales commitments were held by the VY® BlackRock Inflation Protected Bond Portfolio at September 30, 2023:
Principal Amount Description
Contractual
Settlement Date Fair Value
$ (419,600) Ginnie Mae, 2.500%, due 10/15/53 10/15/53 $ (343,006)
(91,000) Uniform Mortgage-Backed Securities, 1.500%, due 10/15/38 10/15/38 (75,823)
(97,200) Uniform Mortgage-Backed Securities, 1.500%, due 10/15/53 10/15/53 (69,855)
(261,000) Uniform Mortgage-Backed Securities, 2.000%, due 10/15/38 10/15/38 (223,864)
(1,716,290) Uniform Mortgage-Backed Securities, 2.000%, due 10/15/53 10/15/53 (1,305,855)
(140,000) Uniform Mortgage-Backed Securities, 2.500%, due 10/01/38 10/01/38 (123,397)
(1,078,600) Uniform Mortgage-Backed Securities, 2.500%, due 10/01/53 10/01/53 (856,263)
(53,000) Uniform Mortgage-Backed Securities, 3.000%, due 10/15/38 10/15/38 (47,944)
(732,500) Uniform Mortgage-Backed Securities, 3.000%, due 10/01/53 10/01/53 (605,772)
(21,000) Uniform Mortgage-Backed Securities, 3.500%, due 10/15/38 10/15/38 (19,419)
(411,000) Uniform Mortgage-Backed Securities, 3.500%, due 10/01/53 10/01/53 (353,492)
(148,500) Uniform Mortgage-Backed Securities, 4.000%, due 10/01/53 10/01/53 (132,223)
Total Sales Commitments
Proceeds receivable $(4,276,270) $ (4,156,913)
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
JPY
—
Japanese Yen
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 641,888
Gross Unrealized Depreciation (28,000,341)
Net Unrealized Depreciation $ (27,358,453)